SCHEDULE OF DEFERRED INITIAL PUBLIC OFFERING IPO COSTS (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Deferred Public Offering Costs
Underwriting fee	$ 25,000
Total	$ 25,000